Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2021
Convertible redeemable preferred shares
Schedule of Company's Preferred Shares activities

	Series Seed Convertible		Series A Convertible		Series A‑1 Convertible		Series B‑1 Convertible
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred
	Shares		Shares		Shares		Shares
	Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance as of January 1, 2019	85,185,184	184,706	37,037,035	75,182	75,917,925	205,819	7,467,196	26,216
Repurchase of Series Seed and Series A Preferred Shares from holders	(7,301,030)	(25,072)	(3,654,318)	(13,764)	—	—	—	—
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	136,711	—	75,735	—	112,410	—	7,803
FX exchange translation	—	4,923	—	2,279	—	4,654	—	519
Balance as of December 31, 2019	77,884,154	301,268	33,382,717	139,432	75,917,925	322,883	7,467,196	34,538

							Receivable	Receivable	Receivable
							from	from a	from a
							a holder of	holder of	holder of
	Series B‑2 Convertible		Series C‑1 Convertible		Series C‑2 Convertible		Series Seed	Series A-1	Series C‑2
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Preferred	Preferred	Preferred
	Shares		Shares		Shares		share	share	share	Total
	Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Amount	Amount	Amount	Amount
Balance as of January 1, 2019	40,228,492	134,919	—	—	—	—	(28,711)	(10,399)	—	587,732
Issuance of Convertible Redeemable Preferred Shares	—	—	57,653,035	372,391	10,224,598	69,773	—	—	(24,458)	417,706
Repurchase of Series Seed and Series A Preferred Shares from holders	—	—	—	—	—	—	—	—	—	(38,836)
Proceeds from a holder of Series Seed Preferred share	—	—	—	—	—	—	28,685	—	—	28,685
Proceeds from a holder of Series A‑1 Preferred share	—	—	—	—	—	—	—	10,000	—	10,000
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	56,573	—	15,742	—	1,854	—	—	—	406,828
FX exchange translation	—	2,859	—	(4,985)	—	(1,747)	26	399	41	8,968
Balance as of December 31, 2019	40,228,492	194,351	57,653,035	383,148	10,224,598	69,880	—	—	(24,417)	1,421,083

	Series Seed Convertible		Series A Convertible		Series A‑1 Convertible		Series B‑1 Convertible
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred
	Shares		Shares		Shares		Shares
	Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance as of January 1, 2020	77,884,154	301,268	33,382,717	139,432	75,917,925	322,883	7,467,196	34,538
Proceeds from issuance of Convertible Redeemable Preferred Shares	—	—	—	—	—	—	—	—
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	847,639	—	358,299	—	812,973	—	78,078
Issuance of Series A‑1 Convertible Redeemable Preferred Shares upon exercise of warrants by an investor	—	—	—	—	885,269	11,262	—	—
FX exchange translation	—	(57,008)	—	(25,008)	—	(57,563)	—	(5,788)
Balance as of December 31, 2020	77,884,154	1,091,899	33,382,717	472,723	76,803,194	1,089,555	7,467,196	106,828

									Receivable
									from a holder
	Series B‑2 Convertible		Series C‑1 Convertible		Series C‑2 Convertible		Series D‑1 Convertible		of Series C‑2
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Preferred
	Shares		Shares		Shares		Shares		Share	Total
	Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Amount	Amount
Balance as of January 1, 2020	40,228,492	194,351	57,653,035	383,148	10,224,598	69,880	—	—	(24,417)	1,421,083
Proceeds from issuance of Convertible Redeemable Preferred Shares	—	—	—	—	—	—	42,329,835	713,422	22,765	736,187
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	415,254	—	537,890	—	94,011	—	62,180	—	3,206,324
Issuance of Series A‑1 Convertible Redeemable Preferred Shares upon exercise of warrant by an investor	—	—	—	—	—	—	—	—	—	11,262
FX exchange translation	—	(31,514)	—	(50,244)	—	(9,044)	—	(2,465)	1,652	(236,982)
Balance as of December 31, 2020	40,228,492	578,091	57,653,035	870,794	10,224,598	154,847	42,329,835	773,137	—	5,137,874

	Series Seed Convertible		Series A Convertible		Series A‑1 Convertible		Series B‑1 Convertible
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred
	Shares		Shares		Shares		Shares
	Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance as of January 1, 2021	77,884,154	1,091,899	33,382,717	472,723	76,803,194	1,089,555	7,467,196	106,828
Re-designation of previously issued preferred shares to Series D-2 Preferred Shares	(13,812,613)	(208,136)	(8,310,604)	(125,999)	(6,171,252)	(93,644)	—	—
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	889,582	—	347,662	—	957,778	—	99,626
Proceeds from issuance of Convertible Redeemable Preferred Shares	—	—	—	—	—	—	—	—
FX exchange translation	—	16,047	—	5,829	—	18,922	—	2,090
Conversion of preferred shares to Class A ordinary shares	(64,071,541)	(1,789,392)	(25,072,113)	(700,215)	(70,631,942)	(1,972,611)	(7,467,196)	(208,544)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—

	Series B‑2 Convertible		Series C‑1 Convertible		Series C‑2 Convertible		Series D‑1 Convertible		Series D‑2 Convertible
	Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred		Redeemable Preferred
	Shares		Shares		Shares		Shares		Shares		Total
	Number of		Number of		Number of		Number of		Number of
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Amount
Balance as of January 1, 2021	40,228,492	578,091	57,653,035	870,794	10,224,598	154,847	42,329,835	773,137	—	—	5,137,874
Re-designation of previously issued preferred shares to Series D-2 Preferred Shares	—	—	—	—	(4,466,684)	(69,801)	—	—	32,761,153	601,616	104,036
Accretion of Convertible Redeemable Preferred Shares to Preference Amount	—	534,164	—	723,457	—	74,859	—	398,193	—	704,398	4,729,719
Proceeds from issuance of Convertible Redeemable Preferred Shares	—	—	—	—	—	—	—	—	43,624,956	793,798	793,798
FX exchange translation	—	11,247	—	15,884	—	902	—	10,859	—	33,501	115,281
Conversion of preferred shares to Class A ordinary shares	(40,228,492)	(1,123,502)	(57,653,035)	(1,610,135)	(5,757,914)	(160,807)	(42,329,835)	(1,182,189)	(76,386,109)	(2,133,313)	(10,880,708)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—

Schedule of roll forward of major Level 3 investments

	Fair Value Measurement Using
	Unobservable Inputs (Level 3)
	Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Fair value of Level 3 liability at the beginning of the year	1,485	2,384	—
The change in fair value of the liability	865	7,442	—
Exercise of warrant	—	(9,631)	—
Foreign currency translation	34	(195)	—
Fair value of Level 3 liability at the end of the year	2,384	—	—

Schedule of estimated fair value using the binomial pricing model

	As of	As of	As of
	December 31,	December 10,	December 31,
	2019	2020	2021
Fair value of Series A‑1 Preferred Shares (US$)	0.6097	1.8517	—
Dividend yield	0%	0%	—
Time to maturity	3.58	—	—
Risk-free interest rate	1.66%	0.20%	—
Expected volatility	52.70%	68.45%	—